Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank advances
Balance at year end	$ 1,223,950	$ 749,027
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	1,215,000	742,500
Rate on balance outstanding at year end (as a percent)	0.17%	0.15%
Average daily balance	833,868	412,919
Average rate (as a percent)	0.16%	0.19%
Maximum amount outstanding at any month end	1,280,500	1,005,500
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	8,950	6,527
Rate on balance outstanding at year end (as a percent)	3.53%	3.51%
Average daily balance	7,289	6,590
Average rate (as a percent)	3.53%	3.51%
Maximum amount outstanding at any month end	8,993	6,650
Amortization of long-term advances for the next five years	$ 207,000
Period of amortization of long-term advances	5 years